Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

September 25, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.
Washington, D.C. 20549
Attn: Mr. Edward P. Bartz

Re:	CPG Vintage Access Fund IV, LLC Registration Statement on Form N-2

Dear Mr. Bartz:

On behalf of CPG Vintage Access Fund IV, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement"). Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a closed-end, non-diversified management investment company to be managed by Central Park Advisers, LLC ("Central Park Advisers"). The Fund's investment objective is to seek long-term attractive risk-adjusted returns. The Fund will seek to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with Central Park Advisers ("Private Capital Funds"), that are represented on the Morgan Stanley Smith Barney LLC platform during the Fund's specified investment period. Morgan Stanley Smith Barney LLC is not a sponsor, promoter, adviser or affiliate of the Fund.

The Fund is structured in a substantially identical manner to CPG Vintage Access Fund III, LLC (File No. 811-23452) ("Vintage III"), which also is advised by Central Park Advisers, and the Registration Statement contains disclosure that is substantially identical to the disclosure contained in Vintage III's registration statement, except that the Fund may allocate up to 20% of the Fund's total capital commitments to secondary investments in Private Capital Funds to which CPG Vintage Access Fund, LLC, CPG Vintage Access Fund II, LLC or Vintage III has committed. Accordingly, the Fund hereby requests selective review of the Registration Statement. The Fund anticipates beginning to market to investors in early November.

Vintage III's registration statement initially was reviewed by you in July 2019, and subsequently has been reviewed by you in connection with certain revisions to the confidential offering memorandum.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.969.3381 (lgoldstein@proskauer.com) or Brad A. Green of this office at 212.969.3359 (bgreen@proskauer.com).

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc:	Brad A. Green